Deposits due to customers_Details of deposits due to customers by type (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)
Disclosure of deposits from customers [Line Items]
Present value discount	₩ (12,245)	₩ (8,095)
Total	291,477,279	264,685,578	$ 268,370,573
Deposits in local currency | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	261,080,762	237,549,963
Total	261,080,762	237,549,963
Deposits on demand | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	12,454,024	8,655,228
Total	12,454,024	8,655,228
Deposits at termination | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	242,397,664	224,115,771
Total	242,397,664	224,115,771
Mutual installment | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	26,319	28,574
Total	26,319	28,574
Deposits on notes payables | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	2,647,492	2,174,995
Total	2,647,492	2,174,995
Deposits on CMA | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	110,413	150,300
Total	110,413	150,300
Certificate of deposits | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	2,072,389	973,625
Total	2,072,389	973,625
Other deposits | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	1,372,461	1,451,470
Total	1,372,461	1,451,470
Deposits in foreign currencies | Gross carrying amount [Member]
Disclosure of deposits from customers [Line Items]
Gross carrying amount	30,408,762	27,143,710
Total	₩ 30,408,762	₩ 27,143,710